Financial Risk Management Objectives and Policies - Schedule of Contractual Discounted Cash Flows (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	$ 1,529,435	$ 2,135,852
Lease liabilities	123,624	172,470
Total	1,653,059	2,308,322
Less than 6 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	1,529,435	2,135,852
Lease liabilities	24,725	24,122
Total	1,554,160	2,159,974
6 - 12 months [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	24,725	24,725
Total	24,725	24,725
Between 1 and 2 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	49,449	49,449
Total	49,449	49,449
Between 2 and 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities	24,725	74,174
Total	24,725	74,174
Over 5 years [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables
Lease liabilities
Total
Total contractual cash flows [Member]
Schedule of Contractual Discounted Cash Flows [Line Items]
Trade and other payables	1,529,435	2,135,852
Lease liabilities	123,624	172,470
Total	$ 1,653,059	$ 2,308,322